INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financing fees	$ 140,000	$ 254,000
Income tax examination, description	expiration dates between 2041 and 2043
Non-capital losses available for future periods	$ 780,000	571,000
CANADA
Income tax examination, description	expiration dates ranging from 2037 to 2041 and 2037 to 2040
Non-capital losses available for future periods	$ 2,707,000	1,130,000
UNITED STATES
Income tax examination, description	no expiration dates
Non-capital losses available for future periods	$ 213,000
Non-capital losses available for future periods		$ 106,000